Unaudited Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)		$ (85,860,424)	$ (25,007,783)	$ (72,318,877)	$ (40,652,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Reduction in the carrying amount of ROU assets		1,928,133	1,248,455
Amortization of ROU asset				2,571,856	1,704,872
Depreciation and amortization		4,696,068	2,994,042	6,468,791	3,655,234
Stock-based compensation		46,800,211	477,386	1,902,424	887,573
Compensation expense from secondary sales of common stock – related party				3,736,044
Non-cash interest expense		167,182	(1,698,511)	13,096,208	3,435,604
Revaluation of warrant liability to estimated fair value		(118,208)	10,987	410,946	161,299
Expenses related to invoices in dispute		623,700		623,700
Loss on disposal of research and development equipment				116,706
Other				281,157
Loss on abandonment of property and equipment		541,793		16,079	4,562,764
Changes in operating assets and liabilities:
Accounts receivable		(1,966,926)	7,020,238	3,919,675	(7,418,500)
Inventory		1,150,848	411,184	1,860,362	(7,162,356)
Prepaid expenses and other current assets		(7,560,717)	(605,065)	54,983	(162,303)
Prepaid partnership costs		(726,186)	(3,479,710)	(6,651,626)	(5,888,048)
Operating lease right-of-use asset		(7,217,491)	(5,035,078)	(18,602,030)	(29,825,531)
Other non-current assets		235,622	223,833	8,982	(200,597)
Accounts payable		15,373,643	(9,890,999)	(13,275,550)	17,805,450
Due to related party		(91,941)	88,572	44,053	47,888
Accrued expenses and other current liabilities		(8,506,841)	(200,443)	9,801,975	4,570,908
Deferred revenue		(401,064)	3,348,113	(629,392)	(4,297,944)
Lease incentive liability		(10,756)	(10,815)	(48,463)	2,713,250
Operating lease liability		6,008,228	4,056,843	16,080,875	28,548,709
Other noncurrent liabilities		299,682	(2,361,167)	(4,059,366)	3,816,581
Net cash used in operating activities		(34,635,444)	(28,409,918)	(54,590,488)	(23,697,763)
Cash flows from investing activities
Purchase of property and equipment		(19,784,475)	(6,007,618)	(19,902,280)	(29,151,061)
Capitalization of internal-use software		(39,096)		(347,761)
Incentive lease received				604,542	4,341,420
Incentive lease obligation			604,542
Acquisition of 2Predict		(200,000)
Net cash used in investing activities		(20,023,571)	(5,403,076)	(19,645,499)	(24,809,641)
Cash flows from financing activities
Proceeds from issuance of Series C-2 Preferred Stock					19,999,998
Payment of issuance costs related to Series C-2 Preferred Stock					(361,828)
Due from employees for taxes paid on partial recourse notes		(8,340,370)		(1,018,543)
Proceeds from issuance of Series D Preferred Stock		28,720,958		69,194,358
Proceeds from issuance of Series D-1 convertible notes			3,000,000	20,550,000
Proceeds from issuance of Series D-1 convertible notes – related party				9,600,000
Proceeds from issuance of Series D-1 convertible notes -related party			6,500,000
Beneficial conversion feature related to convertible notes			377,574
Proceeds from issuance of long term debt			16,000,000	25,000,000	24,000,000
Proceeds from PPP loan	$ 3,193,300		3,193,300	3,193,300
Proceeds from exercise of Common Stock warrants – related party		1,500
Proceeds from exercise of stock options		1,087,402	4,463	104,981	42,151
Payment of issuance costs related to Series D and D-1 Preferred Stock		(1,290,281)	(38,933)	(3,783,517)
Payment of debt issuance costs			(462,880)	(661,818)	(895,416)
Proceeds from financing activity			445,513	445,513	4,563,533
Payment of financing activity principal		(295,810)	(131,273)	(340,390)	(101,710)
Net cash provided by financing activities		19,883,399	28,887,764	122,283,884	47,246,728
Net increase (decrease) in cash and cash equivalents		(34,775,616)	(4,925,230)	48,047,897	(1,260,676)
Cash and cash equivalents, beginning of period		58,806,333	10,758,436	10,758,436	12,019,112
Cash and cash equivalents, end of period	58,806,333	24,030,717	5,833,206	58,806,333	10,758,436
Initial recognition of operating lease right-of-use asset		(7,297,609)	(5,789,689)	21,460,508	28,315,054
Initial recognition of operating lease liability		6,933,928	4,761,489	18,077,411	29,669,023
Issuance of Series D-1 Preferred Stock in satisfaction of debt and other liabilities				42,021,427
Secondary sales of common stock pledged against partial recourse notes – related party				3,736,044
Warrants issued in partial satisfaction of debt and other liabilities					3,358,949
Warrants issued in connection with Series D financing as service fees to related party				749,152
Class B Common Stock warrants issued in satisfaction of services rendered			291,201
Issuance of Common Stock in a business combination		1,221,090
Supplemental disclosures of cash flow information
Cash paid for interest		1,504,402	798,890	5,264,298	4,997,680
Cash paid for taxes		23,830		9,096	$ 12,963
Tortoise Acquisition Corp. Il [Member]
Cash flows from operating activities
Net income (loss)	(28,043,412)	8,125,403
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
General and administrative expenses paid by Sponsor under note payable	48,163
Change in fair value of derivative warrant liabilities	27,068,170	(13,600,570)
Financing cost – derivative warrant liabilities	611,620
Net gain from investments held in Trust Account		(16,637)
Changes in operating assets and liabilities:
Prepaid expenses	(458,325)	96,826
Accounts payable	18,824	3,308,482
Accrued expenses	44,017	855,983
Net cash used in operating activities	(685,943)	(1,230,513)
Cash flows from investing activities
Cash deposited in Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash flows from financing activities
Proceeds received from note payable to related party		600,000
Repayment of note payable to related party	(180,944)
Proceeds received from initial public offering, gross	345,000,000
Proceeds received from private placement	8,900,000
Offering costs paid	(7,110,290)	(85,000)
Net cash provided by financing activities	346,608,766	515,000
Net increase (decrease) in cash and cash equivalents	922,823	(715,513)
Cash and cash equivalents, beginning of period		922,823
Cash and cash equivalents, end of period	922,823	207,310		$ 922,823
Offering costs included in accrued expenses	75,000
Payment of offering costs through note payable	132,781
Deferred underwriting commissions	12,075,000
Deferred legal fees	150,000
Initial value of Class A ordinary shares subject to possible redemption	311,214,630
Change in value of Class A ordinary shares subject to possible redemption	$ (27,388,480)	$ 8,115,400